Share-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of Assumptions Used to Estimate Fair Values of Share Options Granted	The following table presents the assumptions used to estimate the fair values of the share options granted in the years presented:
	April 2016		October 2016		July 2017
Risk-free rate of return		3.18%		3.18%		3.21%
Contractual life of option		10 years		10 years		8.4 years
Estimated volatility rate		37%		37%		35%
Expected dividend yield		0%		0%		0%
Fair value of underlying ordinary shares	US$	0.03	US$	0.04	US$	0.05

Schedule of Option Activity	A summary of option activity during the year ended September 30, 2022 is presented below:
	Number of Options	Exercise Price RMB	Remaining Contractual Life
Outstanding, as of September 30, 2021	34,200,000	2	4.96
Granted	122,360,108	—	10.00
Exercised	(115,180,054)	—	10.00
Forfeited	(100,000)	2	4.83
Outstanding, as of September 30, 2022	41,280,054	2	5.44
Vested and exercisable as of September 30, 2022	37,690,027	2	4.51
Vested or expected to vest as of September 30, 2022	41,280,054	2	5.44

Schedule of Share-based Compensation Expenses	For the years ended September 30, 2020, 2021 and 2022, the total share-based compensation expenses were comprised of the following:
	For the years ended September 30,
	2020	2021	2022
Selling and marketing expenses	83	7	12
General and administrative expenses	15,596	15,991	9,737
Research and development expenses	366	(192)	22
	16,045	15,806	9,771

Schedule of Estimate Fair Values of Share Options Granted	The following table presents the assumptions used to estimate the fair values of the share options granted in the years presented:
	April 2016		October 2016		July 2017
Risk-free rate of return		3.18%		3.18%		3.21%
Contractual life of option		10 years		10 years		8.4 years
Estimated volatility rate		37%		37%		35%
Expected dividend yield		0%		0%		0%
Fair value of underlying ordinary shares	US$	0.03	US$	0.04	US$	0.05

Schedule of Share Based Compensation Expenses	For the six months ended March 31, 2022 and 2023, the total share-based compensation expenses were comprised of the following:
	For the Six Months Ended March 31,
	2022	2023
Selling and marketing expenses	2	12
General and administrative expenses	4	2,273
Research and development expenses	393	22
	399	2,307